FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial instrument assets recorded at fair value (Details) - Recurring - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
FAIR VALUE OF FINANCIAL INSTRUMENTS
Money market funds (cash equivalents)	$ 30,146	$ 30,096	$ 38,093
Derivative assets:
Derivative assets	33,434	30,900
Foreign currency exchange options
Derivative assets:
Derivative assets	462	804
Interest rate swaps
Derivative assets:
Derivative assets	2,826
Level 1
FAIR VALUE OF FINANCIAL INSTRUMENTS
Money market funds (cash equivalents)	30,146	30,096	$ 38,093
Derivative assets:
Derivative assets	30,146	30,096
Level 2
Derivative assets:
Derivative assets	3,288	804
Level 2 | Foreign currency exchange options
Derivative assets:
Derivative assets	462	$ 804
Level 2 | Interest rate swaps
Derivative assets:
Derivative assets	$ 2,826